Non-ControllingInterest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non Controlling Interest in Consolidated Subsidiaries

An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018		2017		2016
Mexico	Ps.	5,700	Ps.	5,994	Ps.	5,879
Colombia		21		23		22
Brazil		1,085		1,224		1,195
Philippines		—		10,900		—

	Ps.	6,806	Ps.	18,141	Ps.	7,096

Summary of Changes in Non Controlling Interest

The changes in the Coca-Cola FEMSA’s non-controlling interest were as follows:

	2018		2017		2016
Balance at beginning of the period	Ps.	18,141	Ps.	7,096	Ps.	3,986
Effects of business combination		—		11,072		—
Net income of non-controlling interest		1,159		1,148		457
Exchange differences on translation of foreign operations		(1,338)		(1,138)		1,845
Re-measurements of the net defined employee benefit liability		37		38		—
Valuation of the effective portion of derivative financial instruments, net of taxes		(41)		(74)		51
Increase in shares of non-controlling interest		—		—		826
Dividends paid		—		(1)		(69)
Accounting standard adoption effects (see Note 2.4)		(12)		—		—
Philippines deconsolidation		(11,140)		—		—

Balance at end of the period	Ps.	6,806	Ps.	18,141	Ps.	7,096